Other Income and Expense Items (Tables)	12 Months Ended
Jun. 30, 2025
Other Income and Expense Items [Abstract]
Schedule of Other income	(a) Other income
	30 June 2025 $	30 June 2024 $	30 June 2023 $
Interest	888,196	50,484	145,035
Research and Development tax incentive	9,368,544	1,292,578	5,917,484
	10,256,740	1,343,062	6,062,519

Schedule of Other Losses

(b) Other losses

	Notes	30 June 2025 $	30 June 2024 $	30 June 2023 $
Fair value adjustment on financing agreements		(489,787)	366,719	-
Net foreign exchange gains/(losses)		138,141	94,964	(257,251)
Loss on sale of available-for-sale assets	6(a)	-	(1,687,791)	-
		(351,646)	(1,226,108)	(257,251)

Schedule of Breakdown of Expenses by Nature

(c) Breakdown of expenses by nature

	Notes	30 June 2025 $	30 June 2024 $	30 June 2023 $
General and administrative expenses
Accounting and audit		957,895	845,818	1,205,015
Consulting		286,138	95,179	1,117,981
Depreciation		7,331	7,534	6,553
Employee benefits		10,120,149	9,448,779	6,149,314
Insurance		105,762	359,209	685,413
Investor relations		313,671	323,588	565,032
Legal		656,036	164,754	959,258
Listing and share registry		190,795	193,797	164,116
Patent costs		205,017	204,163	205,709
Travel and entertainment		808,546	427,676	648,532
Other		986,673	968,749	524,125
		14,638,013	13,039,246	12,231,048

Research and development
Amortization		2,588,306	3,118,752	3,289,979
AVb6 Integrin (TRIMT)		1,876,983	993,645	3,735,540
Consulting Fees R&D		930,292	929,229	2,441,106
hu PSA Anti-body (Diaprost)		2,925,445	298,312	1,571,795
Impairment	6(b)(viii)	-	1,478,892	3,100,000
R&D Ventures		5,989,964	3,931,541	324,888
NanoMab		7,185,000	6,501,174	6,090,209
Neoindicate		437,400	529,424	538,906
Pharma15		-	-	10,724
Pivalate - Imperial		5,184,136	3,962,355	1,195,120
UCLA		226,063	1,253,493	333,242
Other		171,605	89,450	-
		27,515,194	23,086,267	22,631,509